Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 0	$ 1
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		1
Trade receivables		3
Current assets		4
Total assets		26
Payables and accruals		(2)
Deferred revenue		(1)
Other financial liabilities		(2)
Current liabilities		(5)
Provisions and other non-current liabilities		(1)
Deferred tax		(3)
Total liabilities		(9)
Net assets acquired		17
Goodwill		104
Total		121
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		16
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 6